Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Non-cancellable Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 747
2022	771
2023	780
2024	813
2025	838
Thereafter	652
Total	$ 4,601